RELATED PARTY TRANSACTIONS (Disclosure of remuneration of directors and other members of key management personnel) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related party transactions [abstract]
Directors fees	$ 140,625	$ 0
Salaries and benefits	1,215,625	490,000
Share-based compensation	1,694,284	2,602,803
Total remuneration	$ 3,050,534	$ 3,092,803